united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value

	COMMON STOCK - 73.7%
	AEROSPACE/DEFENSE - 1.0%
2,139	Northrop Grumman Corp.	$620,224
4,310	United Technologies Corp.	541,638
		1,161,862
	AIRLINES - 2.1%
70,000	American Airlines Group, Inc.	2,494,100

	APPAREL - 1.9%
101,000	Under Armour, Inc. *	2,277,550

	AUTO MANUFACTURERS - 1.0%
68,377	Blue Bird Corp. *	1,271,812

	AUTO PARTS & EQUIPMENT - 1.2%
21,000	BorgWarner, Inc.	852,810
4,116	Lear Corp.	625,920
		1,478,730
	BANKS - 2.8%
91,000	Bank of America Corp.	2,646,280
11,647	Bank of New York Mellon Corp.	611,235
9,852	Westpac Banking Corp. - ADR	188,666
		3,446,181
	BEVERAGES - 0.3%
4,229	Anheuser-Busch InBev SA - ADR	330,539

	BIOTECHNOLOGY - 0.5%
1,783	Biogen, Inc. *	584,842

	CHEMICALS - 0.1%
1,681	LyondellBasell Industries NV	143,759

	COMMERCIALS SERVICES - 0.5%
5,548	Equifax, Inc.	607,562

	COMPUTERS - 1.6%
11,000	Apple, Inc.	1,904,650

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
4,484	Affiliated Managers Group, Inc.	491,491
1,372	BlackRock, Inc.	608,098
12,297	Charles Schwab Corp.	565,785
43,000	Lazard Ltd.	1,609,490
		3,274,864
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.2%
8,138	Emerson Electric Co.	554,605
1,250,000	Orion Energy Systems, Inc. *	1,300,000
399,216	Pioneer Power Solutions, Inc. * <	2,055,962
		3,910,567
	ELECTRONICS - 0.4%
4,047	Coherent, Inc. *	538,575

	ENTERTAINMENT - 3.5%
130,000	AMC Entertainment Holdings, Inc.	1,823,900
310,008	National CineMedia, Inc.	2,399,462
		4,223,362

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Value

	COMMON STOCK - 73.7% (Continued)
	FOOD - 2.3%
32,000	B&G Foods, Inc.	$787,840
12,632	General Mills, Inc.	595,346
42,000	Kraft Heinz Co.	1,393,980
		2,777,166
	HOME BUILDERS - 1.0%
100,000	TRI Pointe Group, Inc. *	1,260,000

	HOUSEHOLD PRODUCTS/WARES - 1.8%
126,001	Acme United Corp.	2,160,917

	INTERNET - 3.6%
1,750	Alphabet, Inc. - Class A *	1,971,463
354	Amazon.com, Inc. *	580,500
3,972	Facebook, Inc. *	641,279
28,500	Tencent Holdings Ltd. - ADR	1,220,085
		4,413,327
	LIMITED PARTNERSHIP - 4.3%
84,000	Blackstone Group LP - MLP	2,804,760
110,000	KKR & Co. LP	2,445,300
		5,250,060
	MACHINERY - CONSTRUCTION & MINING - 1.5%
60,700	ABB Ltd. - ADR	1,196,397
4,710	Caterpillar, Inc.	646,871
		1,843,268
	MEDIA - 6.2%
17,000	CBS Corp.	853,570
110,000	Gannett Co., Inc.	1,291,400
104,000	Grupo Televisa SAB - ADR	1,214,720
635,191	Lee Enterprises, Inc. *	1,937,333
30,500	Meredith Corp.	1,746,735
4,741	Walt Disney Co.	534,974
		7,578,732
	MISCELLANEOUS MANUFACTURER - 1.1%
57,000	Trinity Industries, Inc.	1,334,370

	OIL & GAS - 1.8%
28,000	Exxon Mobil Corp.	2,212,840

	PHARMACEUTICALS - 5.2%
988	Allergan PLC	136,058
10,377	Cardinal Health, Inc.	563,886
27,000	CVS Health Corp.	1,561,410
12,500	Johnson & Johnson	1,708,000
4,651	McKesson Corp.	591,421
19,000	Zoetis, Inc. - Class A	1,790,370
		6,351,145
	PIPELINES - 1.0%
33,200	Enbridge, Inc.	1,228,068

	RETAIL - 7.0%
763	AutoZone, Inc. *	716,434
125,000	Denny's Corp. *	2,182,500
25,000	PetIQ, Inc. *	752,750

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Value

	COMMON STOCK - 73.7% (Continued)
	RETAIL - 7.0% (Continued)
63,000	PetMed Express, Inc.	$1,452,150
24,500	Target Corp.	1,779,680
95,000	Wendy's Co.	1,646,350
		8,529,864
	SEMICONDUCTORS - 3.3%
90,000	Advanced Micro Devices, Inc. *	2,117,700
15,286	Applied Materials, Inc.	586,065
11,905	Intel Corp.	630,489
7,261	Microchip Technology, Inc.	630,763
		3,965,017
	SOFTWARE - 3.1%
6,407	Guidewire Software, Inc. *	587,778
11,683	Oracle Corp.	609,035
24,000	Paychex, Inc.	1,848,480
4,282	salesforce.com, Inc. *	700,749
		3,746,042
	TELECOMMUNICATIONS - 5.4%
1,160,000	Alaska Communications Systems Group, Inc. *	2,053,200
60,000	AT&T, Inc.	1,867,200
210,000	Consolidated Communications Holdings, Inc.	2,085,300
8,373	InterDigital, Inc.	583,849
		6,589,549
	TRANSPORTATION - 2.3%
905	Canadian Pacific Railway Ltd.	186,864
8,000	Kansas City Southern	869,120
16,000	United Parcel Service, Inc. - Class B	1,763,200
		2,819,184

	TOTAL COMMON STOCK (Cost - $77,138,085)	89,708,504

	PREFERRED STOCK - 3.7%
	BANKS - 1.4%
855,000	Citigroup, Inc., 5.95%	873,404
835,000	Morgan Stanley, 5.55%	838,620
		1,712,024
	INVESTMENT COMPANIES - 1.6%
41,500	Compass Diversified Holdings, 7.25%	867,350
47,903	Compass Diversified Holdings, 7.875%	1,056,740
		1,924,090
	TRUCKING & LEASING - 0.7%
8,500	General Finance Corp., 9.00%	858,500

	TOTAL PREFERRED STOCK (Cost - $4,653,494)	4,494,614

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.0%
	COMMERCIAL SERVICES - 0.7%
$800,000	ADT Corp.	6.250	10/15/2021	846,000

	FOOD - 0.7%
850,000	B&G Foods, Inc.	4.625	6/1/2021	851,860

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.0% (Continued)
	MEDIA - 0.7%
$850,000	TEGNA, Inc. ^	4.875	9/15/2021	$856,375

	OIL & GAS SERVICES - 0.1%
500,000	Bristow Group, Inc.	6.250	10/15/2022	155,000

	RETAIL - 0.7%
833,000	Wendy's International LLC	7.000	12/15/2025	870,485

	TELECOMMUNICATIONS - 1.1%
1,350,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,265,625

	TOTAL CORPORATE BONDS (Cost - $5,036,575)			4,845,345

	U.S. TREASURY OBLIGATIONS - 12.3%
10,000,000	United States Treasury Bill, 2.31% due 3/26/2019 **			9,983,549
5,000,000	United States Treasury Bill, 2.41% due 5/30/2019 **			4,970,094
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $14,953,731)			14,953,643

Shares	SHORT-TERM INVESTMENTS - 18.9%
	MONEY MARKET FUND - 18.9%
22,932,468	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.29% ***			22,932,468
	(Cost - $22,932,468)

	TOTAL INVESTMENTS - 112.6% (Cost - $124,714,353)			$136,934,574
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (12.6) %			(15,274,860)
	NET ASSETS - 100.0%			$121,659,714

* Non-income producing security.
< Illiquid security. At February 28, 2019, the securities amounted to 1.7% of net assets.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $856,375 and 0.7% of net assets.
** Represents yield to maturity.
*** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
PLC - Public Limited Co.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value

	COMMON STOCK - 92.8%
	APPAREL - 3.9%
106,000	Rocky Brands, Inc.	$3,174,700

	AUTO PARTS & EQUIPMENT - 3.3%
64,000	Douglas Dynamics, Inc.	2,699,520

	BUILDING MATERIALS - 0.8%
199,800	LSI Industries, Inc.	671,328

	CHEMICALS - 2.3%
63,000	Oil-Dri Corporation of America	1,836,450

	COMMERCIAL SERVICES - 12.2%
94,400	AstroNova, Inc.	1,838,912
101,100	BG Staffing, Inc.	2,522,445
144,800	Collectors Universe, Inc.	2,555,720
37,000	Healthcare Services Group, Inc.	1,412,660
25,000	McGrath RentCorp	1,496,000
		9,825,737
	COMPUTERS - 1.4%
108,500	TransAct Technologies, Inc.	1,122,975

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
61,000	Westwood Holdings Group, Inc.	2,357,650

	ELECTRIC - 1.3%
16,000	MGE Energy, Inc.	1,022,720

	ENTERTAINMENT - 4.7%
200,700	National CineMedia, Inc.	1,553,418
129,000	Speedway Motorsports, Inc.	2,278,140
		3,831,558
	FOOD - 4.3%
32,000	Ingles Markets, Inc.	995,840
196,000	Rocky Mountain Chocolate Factory, Inc.	1,858,080
20,000	Village Super Market, Inc. - Class A	613,000
		3,466,920
	GAS - 2.3%
68,425	RGC Resources, Inc.	1,885,793

	HEALTHCARE - SERVICES - 1.2%
50,700	Psychemedics Corp.	991,692

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Value

	COMMON STOCK - 92.8% (Continued)
	HOME FURNISHINGS - 6.2%
235,000	Daktronics, Inc.	$1,908,200
85,000	Ethan Allen Interiors, Inc.	1,706,800
54,250	Flexsteel Industries, Inc.	1,350,282
		4,965,282
	HOUSEHOLD PRODUCTS/WARES - 1.8%
84,000	Acme United Corp.	1,440,600

	INSURANCE - 3.3%
28,100	Kansas City Life Insurance Co.	1,011,600
539,220	Marketing Alliance, Inc. # *	1,623,051
		2,634,651
	INTERNET - 1.4%
58,000	New Media Investment Group, Inc.	772,560
64,710	PC-Tel, Inc.	330,668
		1,103,228
	INVESTMENT COMPANIES - 1.3%
67,000	Compass Diversified Holdings - MLP	1,054,580

	LEISURE TIME - 4.0%
40,142	Bowl America, Inc.	624,208
215,000	Escalade, Inc.	2,623,000
		3,247,208
	MEDIA - 5.7%
511,492	A.H. Belo Corp.	2,071,543
125,131	Gannett Co., Inc.	1,469,038
376,000	Salem Media Group, Inc.	1,045,280
		4,585,861
	MISCELLANEOUS MANUFACTURER - 2.8%
120,000	Myers Industries, Inc.	2,289,600

	OFFICE FURNISHINGS - 2.7%
90,667	Kewaunee Scientific Corp.	2,176,008

	REITS - 6.4%
198,000	CatchMark Timber Trust, Inc. - Class A	1,890,900
43,500	Chatham Lodging Trust	869,130
183,000	Monmouth Real Estate Investment Corp.	2,426,580
		5,186,610
	RETAIL - 1.5%
51,625	PetMed Express, Inc.	1,189,956

	SEMICONDUCTORS - 1.9%
48,800	Brooks Automation, Inc.	1,566,968

	SOFTWARE - 2.1%
143,550	American Software, Inc.	1,663,745

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Value

	COMMON STOCK - 92.8% (Continued)
	TELECOMMUNICATIONS - 1.9%
151,300	Consolidated Communications Holdings, Inc.	$1,502,409

	TEXTILES - 2.7%
404,100	Crown Crafts, Inc.	2,202,345

	WATER - 6.5%
25,408	Artesian Resources Corp.	997,010
164,000	Global Water Resources, Inc.	1,559,640
23,400	Middlesex Water Co.	1,377,558
34,975	York Water Co.	1,274,839
		5,209,047

	TOTAL COMMON STOCK (Cost - $64,934,489)	74,905,141

	SHORT-TERM INVESTMENTS - 6.3%
	MONEY MARKET FUND - 6.3%
5,032,741	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 2.29% ** (Cost - $5,032,741)	5,032,741

	TOTAL INVESTMENTS - 99.1% (Cost - $69,967,230)	$79,937,882
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.9%	759,330
	NET ASSETS - 100.0%	$80,697,212

# Affiliated issuer.
* Illiquid security. At February 28, 2019, the illiquid security amounted to 2.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value

	COMMON STOCK - 93.0%
	APPAREL - 10.5%
198,500	Lakeland Industries, Inc. *	$2,195,410
127,250	Rocky Brands, Inc.	3,811,137
129,802	Superior Group of Cos, Inc.	2,255,959
		8,262,506
	AUTO MANUFACTURERS - 3.6%
151,715	Blue Bird Corp. *	2,821,899

	AUTO PARTS & EQUIPMENT - 1.4%
33,731	Miller Industries, Inc.	1,143,818

	BEVERAGES - 5.2%
132,000	Farmer Brothers Co. *	3,148,200
405,200	Truett-Hurst, Inc. - Class A * #	931,960
		4,080,160
	BUILDING MATERIALS - 1.0%
233,668	LSI Industries, Inc.	785,124

	CHEMICALS - 2.1%
127,000	Landec Corp. *	1,630,680

	COMMERCIAL SERVICES - 5.9%
250,000	ARC Document Solutions, Inc. *	592,500
130,500	Collectors Universe, Inc.	2,303,325
51,300	SP Plus Corp. *	1,764,720
		4,660,545
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
84,230	Graham Corp.	1,907,809
429,614	Orion Energy Systems, Inc. *	446,799
212,326	Pioneer Power Solutions, Inc. * <	1,093,479
		3,448,087
	ELECTRONICS - 2.1%
78,500	Napco Security Technologies, Inc. *	1,686,965

	ENVIRONMENTAL CONTROL - 1.1%
226,000	Sharps Compliance Corp. *	852,020

	HAND/MACHINE TOOLS - 3.5%
110,951	QEP Co., Inc. * <	2,746,037

	HOLDING COMPANIES - DIVERSIFIED - 1.0%
74,000	Haymaker Acquisition Corp. *	757,020

	HOME FURNISHINGS - 2.7%
87,250	Flexsteel Industries, Inc.	2,171,652

	HOUSEHOLD PRODUCTS/WARES - 5.0%
117,878	Acme United Corp.	2,021,608
61,000	Central Garden & Pet Co. *	1,908,080
		3,929,688

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Value

	COMMON STOCK - 93.0% (Continued)
	LEISURE TIME - 7.4%
48,254	Bowl America, Inc.	$750,350
214,000	Escalade, Inc.	2,610,800
37,500	Johnson Outdoors, Inc. - Class A	2,461,500
		5,822,650
	LODGING - 2.8%
262,000	Century Casinos, Inc. *	2,208,660

	MACHINERY - DIVERSIFIED - 3.1%
25,400	Alamo Group, Inc.	2,439,416

	MEDIA - 2.2%
313,515	A. H. Belo Corp.	1,269,736
143,350	NTN Buzztime, Inc. * #	491,690
		1,761,426
	METAL FABRICATE/HARDWARE - 3.9%
106,472	Eastern Co.	3,098,335

	MINING - 2.1%
23,000	United States Lime & Minerals, Inc.	1,656,000

	RETAIL - 17.7%
178,300	1-800-Flowers.com, Inc. *	3,180,872
63,500	Bassett Furniture Industries, Inc.	1,254,125
103,500	Boot Barn Holdings, Inc. *	2,949,750
25,000	Build-A-Bear Workshop, Inc. *	128,750
238,000	Del Taco Restaurants, Inc. *	2,460,920
74,000	Movado Group, Inc.	2,592,220
1,291,410	US Auto Parts Network, Inc. *	1,381,809
		13,948,446
	SOFTWARE - 1.0%
67,300	American Software, Inc.	780,007

	TELECOMMUNICATIONS - 1.0%
430,000	Alaska Communications Systems Group, Inc. *	761,100

	TEXTILES - 2.3%
335,468	Crown Crafts, Inc.	1,828,301

	TOTAL COMMON STOCK (Cost - $63,226,217)	73,280,542

	SHORT-TERM INVESTMENTS - 6.4%
	MONEY MARKET FUND - 6.4%
5,029,516	Dreyfus Treasury & Agency Cash Management Fund, Institutional Class, 2.29% ** (Cost - $5,029,516)	5,029,516

	TOTAL INVESTMENTS - 99.4% (Cost - $68,255,733)	$78,310,058
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%	464,139
	NET ASSETS - 100.0%	$78,774,197

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At February 28, 2019, these securities amounted to 4.9% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Value

	PREFERRED STOCK - 16.3%
	BANKS - 7.5%
16,000	Bank of America Corp., 4.00%	$352,000
8,000	Cititgroup Capital XIII, 9.120%	213,760
10,000	GMAC Capital Trust I, 8.469%	259,900
250,000	Mellon Capital IV, 4.00%	202,869
9,000	PNC Financial Services Group, Inc., 6.125%	238,500
8,000	US Bancorp, 6.50%	218,800
250,000	Wachovia Cap Trust III, 5.57%	242,869
		1,728,698
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
300,000	American Express Co., 4.90%	299,407

	ENTERTAINMENT - 1.7%
16,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%	395,040

	INVESTMENT COMPANIES - 1.9%
21,000	Compass Diversified Holdings, 7.25%	438,900

	MEDIA - 1.3%
300,000	Viacom, Inc., 5.875%	294,605

	REITS - 1.3%
12,000	Monmouth Real Estate Investment Corp., 6.125%	288,480

	TRUCKING & LEASING - 1.3%
12,000	General Finance Corp., 8.125%	304,140

	TOTAL PREFERRED STOCK (Cost - $3,911,475)	3,749,270

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 74.6%
	APPAREL - 1.7%
$450,000	Under Armour, Inc.	3.250	6/15/2026	401,332

	AUTO PARTS & EQUIPMENT - 2.6%
590,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	590,737

	CHEMICALS - 2.8%
655,000	CF Industries, Inc.	3.450	6/1/2023	636,169

	COMMERCIAL SERVICES - 4.8%
250,000	ADT Corp.	6.250	10/15/2021	264,375
200,000	ADT Corp.	3.500	7/15/2022	197,500
650,000	Quad Graphics, Inc.	7.000	5/1/2022	651,950
				1,113,825
	COSMETICS & TOILETRIES - 0.4%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	100,983

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 74.6% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
$450,000	Jefferies Group LLC	8.500	7/15/2019	$458,589

	ENTERTAINMENT - 7.6%
500,000	AMC Entertainment Holdings, Inc.	5.875	2/15/2022	506,250
505,000	National CineMedia LLC	6.000	4/15/2022	513,156
160,000	National CineMedia LLC	5.750	8/15/2026	146,400
580,000	Speedway Motorsports, Inc.	5.125	2/1/2023	582,900
				1,748,706
	FOOD - 7.6%
605,000	B&G Foods, Inc.	4.625	6/1/2021	606,323
600,000	Ingles Markets, Inc.	5.750	6/15/2023	613,500
525,000	TreeHouse Foods, Inc.	4.875	3/15/2022	529,777
				1,749,600
	HEALTHCARE - SERVICES - 2.5%
572,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	583,829

	HOUSEHOLD PRODUCTS/WARES - 5.1%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	541,750
600,000	Central Garden & Pet Co.	6.125	11/15/2023	625,500
				1,167,250
	HOUSEWARES - 1.5%
325,000	Scotts Miracle-Gro Co.	6.000	10/15/2023	336,375

	LEISURE TIME - 0.9%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	211,196

	MACHINERY - DIVERSIFIED - 0.4%
100,000	Tennant Co.	5.625	5/1/2025	99,875

	MEDIA - 9.3%
400,000	AMC Networks, Inc.	4.750	12/15/2022	406,500
550,000	Lee Enterprises, Inc. *	9.500	3/15/2022	563,750
600,000	Salem Media Group, Inc. *	6.750	6/1/2024	555,000
150,000	TEGNA, Inc.	5.125	7/15/2020	151,687
450,000	TEGNA, Inc.	6.375	10/15/2023	466,875
				2,143,812
	MISCELLANEOUS MANUFACTURER - 2.8%
670,000	Trinity Industries, Inc.	4.550	10/1/2024	640,860

	OIL & GAS - 2.6%
110,000	Murphy Oil Corp.	4.000	6/1/2022	109,184
500,000	Murphy Oil Corp.	4.450	12/1/2022	498,156
				607,340
	OIL & GAS SERVICES - 1.0%
725,000	Bristow Group, Inc.	6.250	10/15/2022	224,750

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 74.6% (Continued)
	RETAIL - 7.3%
$660,000	Brinker International, Inc.	3.875	5/15/2023	$628,650
400,000	Gap, Inc.	5.950	4/12/2021	415,994
598,000	Wendy's International LLC	7.000	12/15/2025	624,910
				1,669,554
	SEMICONDUCTORS - 2.7%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	611,875

	TELECOMMUNICATIONS - 9.0%
345,000	Anixter, Inc.	5.125	10/1/2021	354,919
600,000	CenturyLink, Inc.	5.800	3/15/2022	618,750
532,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	484,120
660,000	Consolidated Communications, Inc.	6.500	10/1/2022	618,750
				2,076,539

	TOTAL CORPORATE BONDS (Cost - $17,660,397)			17,173,196

	CONVERTIBLE BONDS - 1.0%
	PRIVATE EQUITY- 1.0%
250,000	Hercules Capital, Inc. (Cost - $251,903)	4.375	2/1/2022	244,455

Shares
	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUND - 7.4%
1,700,090	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 2.27% ** (Cost - $1,700,090)			1,700,090

	TOTAL INVESTMENTS - 99.3% (Cost - $23,523,865)			$22,867,011
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.7%			159,516
	NET ASSETS - 100.0%			$23,026,527

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,144,620 and 9.3% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2019 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$87,652,542	$2,055,962	$-	$89,708,504
Preferred Stock	4,494,614	-	-	4,494,614
Corporate Bonds	-	4,845,345	-	4,845,345
U.S. Treasury Obligations	-	14,953,643	-	14,953,643
Short-Term Investments	22,932,468	-	-	22,932,468
Total	$115,079,624	$21,854,950	$-	$136,934,574
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$73,282,090	$1,623,051	$-	$74,905,141
Short-Term Investments	5,032,741	-	-	5,032,741
Total	$78,314,831	$1,623,051	$-	$79,937,882

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$69,441,026	$3,839,516	$-	$73,280,542
Short-Term Investments	5,029,516	-	-	5,029,516
Total	$74,470,542	$3,839,516	$-	$78,310,058
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,749,270	$-	$-	$3,749,270
Corporate Bonds	-	17,173,196	-	17,173,196
Convertible Bonds	-	244,455	-	244,455
Short-Term Investments	1,700,090	-	-	1,700,090
Total	$5,449,360	$17,417,651	$-	$22,867,011

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$124,436,415	$17,536,674	$(5,038,515)	$12,498,159
North Star Dividend Fund	71,335,298	15,243,953	(6,641,369)	8,602,584
North Star Micro Cap Fund	68,696,258	17,670,616	(8,056,816)	9,613,800
North Star Bond Fund	23,521,966	149,805	(804,760)	(654,955)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/17/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 4/17/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/17/19